Financial Instruments - Summary of Sensitivity Analysis of Market Risks (Detail) - Market risk - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Forward agreement to purchase U.S. Dollar (MXN/USD)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in USD rate	(19.00%)	(9.00%)	(13.00%)
Effect on equity	$ (884)	$ (739)	$ (365)
Profit and loss effect	$ 0	$ 0	$ 0
Forward agreement to purchase U.S. Dollar (BRL/USD)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in USD rate	(21.00%)	(13.00%)	(16.00%)
Effect on equity	$ (357)	$ (155)	$ (413)
Profit and loss effect	$ 0	$ 0	$ 0
Forward agreement to purchase U.S. Dollar (COP/USD)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in USD rate	(16.00%)	(10.00%)	(12.00%)
Effect on equity	$ (142)	$ (54)	$ (2)
Profit and loss effect	$ 0	$ 0	$ 0
Forward agreement to purchase U.S. Dollar (ARS/USD)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in USD rate	(2.00%)	(25.00%)	(27.00%)
Effect on equity	$ (2)	$ (88)	$ (522)
Profit and loss effect	$ 0	$ 0	$ 0
Forward agreement to purchase U.S. Dollar (UYU/USD)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in USD rate	(9.00%)	(5.00%)	(8.00%)
Effect on equity	$ (21)	$ (23)	$ (46)
Profit and loss effect	$ 0	$ 0	$ 0
Cross currency swaps (USD to MXN)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in USD rate	(19.00%)	(9.00%)	(13.00%)
Effect on equity	$ (5,507)	$ (2,315)	$ (3,130)
Profit and loss effect	$ 0	$ 0	$ 0
Cross currency swaps (USD to BRL)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in USD rate	(21.00%)	(13.00%)	(16.00%)
Effect on equity	$ (2,161)	$ (645)	$ (9,068)
Profit and loss effect	0	0	0
Sugar price contracts
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on equity	(515)	(255)	(341)
Profit and loss effect	$ 0	$ 0	$ 0
Change on sugar Price	(32.00%)	(24.00%)	(30.00%)
Aluminum price contracts
Disclosure of nature and extent of risks arising from financial instruments [line items]
Profit and loss effect	$ 0	$ 0	$ 0
Change in Aluminum price	(16.00%)	(15.00%)	(22.00%)
Change in Aluminum price, effect on equity	$ (289)	$ (1,164)	$ (55)
Options to purchase foreign currency (MXN to USD)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in USD rate	0.00%	(10.00%)	(13.00%)
Effect on equity	$ 0	$ (6)	$ (303)
Profit and loss effect	$ 0	$ 0	$ 0